UNITED STATES
                                        SECURITIES AND EXCHANGE COMMISSION
                                              Washington, D.C. 20549

                                                     Form 13F

                                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       12/31/01

Check here if Amendment [  ] ; Amendment Number:  ___
This Amendment (Check only one.):   [  ]  is a restatement
                                    [  ]  adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:             SC VII Management-A, LLC
Address:          3000 Sand Hill Road
                  Bldg 4, Suite 280
                  Menlo Park, CA  94025

Form 13F File Number:      28-06129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Moritz
Title:   Managing Member
Phone:   (650) 854-3927

Signature, Place, and Date of Signing:

Michael Moritz    Menlo Park, California    12/31/01

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings  reported  are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F  COMBINATION  REPORT  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
Form 13F Information Table Entry Total:              9
Form 13F Information Table Value Total:              $350,777
(Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                            SC VII MANAGEMENT-A, LLC
                                                           FORM 13F INFORMATION TABLE
                                                                 AS OF 12/31/01



                                                                                                                 VOTING AUTHORITY
                                                           VALUE      SHARES/   SH/  PUT/  INVSTMT   OTHER    ---------------------
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)    PRN AMT   PRN  CALL  DSCRETN  MANAGERS    SOLE   SHARED  NONE
------------------------------ ---------------- --------- --------   ---------  ---  ----  -------  --------  -------  ------  ----
LANDACORP                      COMMON           514756105    3,034   2,427,500  SH         SOLE              2,427,500
MEDTRONIC                      COMMON           585055106      840      16,403  SH         SOLE                 16,403
NETSCREEN TECHNOLOGIES         COMMON           64117V107  215,372   9,732,150  SH         SOLE              9,732,150
PIXELWORKS                     COMMON           72581M107   37,719   2,348,640  SH         SOLE              2,348,640
REDBACK NETWORKS               COMMON           757209101   12,570   3,182,314  SH         SOLE              3,182,314
SCIENT CORP                    COMMON           808649107    3,201   7,620,586  SH         SOLE              7,620,586
TERRA LYCOS                    ADR              88100W103      475      60,312  SH         SOLE                 60,312
THERASENSE                     COMMON           883381105   43,207   1,742,224  SH         SOLE              1,742,224
VERISITY                       ORDINARY         M97385112   34,359   1,813,166  SH         SOLE              1,813,166
